Income Tax - Summary of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 2,288	$ 498	$ 373
Tax Losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	233	348	31
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	773	99	318
Exchange Differences
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	89	0	0
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 1,193	$ 51	$ 24